Expense Example - FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO - FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO - Fidelity Series Sustainable Emerging Markets Fund - Fidelity Series Sustainable Emerging Markets Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	69
10 years	$ 297